Non-Controlling Interests (Details) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 08, 2019 shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($) shares
Noncontrolling Interest [Line Items]
Net income attributable to Tradeweb Markets		$ 12,828	$ 12,828
Class A common stock
Noncontrolling Interest [Line Items]
Conversion ratio			1
Class B common stock
Noncontrolling Interest [Line Items]
Conversion ratio			1
Tradeweb Markets LLC
Noncontrolling Interest [Line Items]
Number of LLC Interests held by Tradeweb Markets Inc | shares	142,933,192		142,933,192
Number of LLC Interests held by non-controlling interest | shares			79,289,005
Total LLC Interests outstanding | shares			222,222,197
Number of LLC Interests held by Tradeweb Markets Inc	64.30%	64.30%	64.30%
Number of LLC Interests held by non-controlling interest holders		35.70%	35.70%
Total LLC Interests outstanding		100.00%	100.00%
Net income attributable to Tradeweb Markets		$ 12,828	$ 12,828
Allocation of equity to non-controlling interests arising from the reorganization transactions and IPO		(1,607,529)	(1,607,529)
Change from net income attributable to Tradeweb Markets Inc. and transfers (to) from non-controlling interest		$ (1,594,701)	$ (1,594,701)